Strategic Agreements	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Strategic Agreements
Note 5. BeiGene Collaboration
In October 2018, we entered into a clinical collaboration with BeiGene, Ltd. (“BeiGene”) to evaluate the safety and efficacy of zandelisib in combination with BeiGene’s zanubrutinib (marketed as Brukinsa
®
), an
inhibito
r of Bruton’s tyrosine kinase, for the treatment of patients with
B-cell
malignancies. Under the terms of the clinical collaboration agreement, we amended our ongoing Phase 1b trial to include evaluation of zandelisib in combination with zanubrutinib in patients with
B-cell
malignancies. Study costs are being shared equally by the parties, and we agreed to supply zandelisib and BeiGene agreed to supply zanubrutinib. We record the costs reimbursed by BeiGene as a reduction of our research and development expenses. We retained full commercial rights for zandelisib and BeiGene retained full commercial rights for zanubrutinib. With the discontinuation of the zandelisib program outside of Japan, this clinical collaboration will be concluding with the discontinuation of the Phase 1b trial.

Note 3. BeiGene Collaboration
In October 2018, we entered into a clinical collaboration with BeiGene, Ltd. (“BeiGene”) to evaluate the safety and efficacy of zandelisib in combination with BeiGene’s zanubrutinib (marketed as Brukinsa), an investigational inhibitor of Bruton’s tyrosine kinase (“BTK”), for the treatment of patients with
B-cell
malignancies. Under the terms of the clinical collaboration agreement with BeiGene, we amended our ongoing

Phase 1b trial to include evaluation of zandelisib in combination with zanubrutinib in patients with
B-cell
malignancies. Study costs are being shared equally by the parties, and we agreed to supply zandelisib and BeiGene agreed to supply zanubrutinib. We record the costs reimbursed by BeiGene as a reduction of our research and development expenses. We retained full commercial rights for zandelisib, and BeiGene retained full commercial rights for zanubrutinib.

Infinity Pharmaceuticals Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Strategic Agreements
12. Strategic Agreements
We have worldwide development and commercialization rights to eganelisib, subject to certain obligations to our licensor, Takeda Pharmaceutical Company Limited, or Takeda, as described in more detail below. Additionally, we are obligated to pay Mundipharma International Corporation Limited, or Mundipharma, and Purdue Pharmaceutical Products L.P., or Purdue, a 4% royalty in the aggregate on worldwide net sales of products that were previously subject to our strategic alliance with Mundipharma and Purdue that was terminated in 2012. Such products include eganelisib; duvelisib, the PI3K delta and gamma inhibitor that we licensed to Verastem in 2016, the rights to which Verastem sold to Secura Bio in 2020; and
IPI-926,
or patidegib, part of the hedgehog inhibitor program we licensed to PellePharm in 2013, and which license is now held by
Sol-Gel.
We refer to such royalties as Trailing Mundipharma Royalties. After Mundipharma and Purdue have recovered approximately $260.0 million in royalty payments from all products that were previously subject to the strategic alliance, which represents the funding paid to us for research and development services performed by us under this strategic alliance, the Trailing Mundipharma Royalties will be reduced to a 1% royalty on net sales in the United States of such products. As of March 31, 2023, Mundipharma and Purdue have recovered $3.8 million.
PellePharm /
Sol-Gel
Technologies
In June 2013, we entered into a license agreement with PellePharm, under which we granted PellePharm exclusive global development and commercialization rights to our hedgehog inhibitor program, including patidegib. In January 2023, PellePharm announced that
Sol-Gel
acquired all rights and obligations under the license agreement. We refer to our license agreement with PellePharm as the
Sol-Gel
Agreement and products covered by the
Sol-Gel
Agreement as Hedgehog Products. We assessed this arrangement in accordance with Accounting Standard Codification 606 and concluded that at the date of contract inception there was only one performance obligation, consisting of the license, which was satisfied at contract inception.
Under the
Sol-Gel
Agreement,
Sol-Gel
is obligated to pay us up to $9.0 million in remaining regulatory and commercial-based milestone payments through the first commercial sale of a Hedgehog Product.
Sol-Gel
is also obligated to pay us up to $37.5 million in success-based milestone payments upon the achievement of certain annual net sales thresholds, as well as a share of certain revenue received by
Sol-Gel
in the event that
Sol-Gel
sublicenses its rights under the
Sol-Gel
Agreement and tiered royalties on annual net sales of Hedgehog Products subject to specified conditions. The remaining milestones have not been recognized as they represent variable consideration that is constrained. In making this assessment, we considered numerous factors, including the fact that achievement of the milestones is outside of our control and contingent upon the future success of clinical trials,
Sol-Gel’s
actions, and the receipt of regulatory approval. As the single performance obligation was previously satisfied, all regulatory and commercial-based milestones will be recognized as revenue in full in the period in which the constraint is removed. Any consideration related to sales-based milestone payments, including royalties, will be recognized when the related sales occur as these amounts have been determined to relate predominantly to the license granted to
Sol-Gel
and therefore are recognized at the later of when the performance obligation is satisfied or the related sales occur.
Sol-Gel
is also obligated to pay us tiered royalties on annual net sales of Hedgehog Products, which are subject to reduction after a certain aggregate funding threshold has been achieved. On January 8, 2020, we entered into the BVF Funding Agreement, as further described in Note 10, pursuant to which we sold our interest in all royalty payments based on worldwide annual net sales of the BVF Licensed Product excluding Trailing Mundipharma Royalties related to patidegib.
Takeda
In July 2010, we entered into a development and license agreement with Intellikine, Inc., or Intellikine, under which we obtained rights to discover, develop and commercialize pharmaceutical products targeting the gamma and/or delta isoforms of PI3K, including eganelisib and duvelisib. In January 2012, Intellikine was acquired by Takeda. In December 2012, we amended and restated our development and license agreement with Takeda and further amended the agreement in July 2014, September 2016, July 2017, and March 2019. We refer to the amended and restated development and license agreement, as amended, as the Takeda Agreement.
Duvelisib
Pursuant to the Takeda Agreement, prior to March 4, 2019, we were obligated to share equally with Takeda all revenue arising from certain qualifying transactions for duvelisib, including the Secura Bio Agreement, subject to certain exceptions including revenue we receive as reimbursement for duvelisib research and development expenses. On March 4, 2019, we entered into the fourth amendment to the Takeda Agreement, or the Takeda Amendment. Pursuant to the Takeda Amendment, Takeda agreed (i) to the sale of certain royalty payments based on worldwide annual net sales of Licensed Products under the Secura Bio Agreement to HCR, (ii) to forego its rights to an equal share of the royalties due from Secura Bio during the term of the HCR Agreement, and (iii) not to seek any payment from HCR with respect to the royalties owed to Takeda. As consideration for the Takeda Amendment, we paid Takeda $6.7 million representing 25% of the $30.0 million in gross proceeds we received from the closing of the HCR Agreement, net of 25% of the expenses incurred by us in connection with the HCR Agreement. In addition, we agreed to pay Takeda 25% of the royalties that would have been payable to us by Secura Bio but for the consummation of the HCR Agreement, which we refer to as the Interim Obligation. During each of the three months ended March 31, 2023 and 2022, we recognized $0.1 million of Interim Obligation amounts owed to Takeda as royalty expense.
We have the right to extinguish the Interim Obligation by payment to Takeda of an amount equal to (i) the $6.7 million payment multiplied by a specified multiple corresponding to the time period in which such extinguishing payment is made, minus (ii) any payments made to Takeda pursuant to the Interim Obligation. The Interim Obligation shall expire upon the termination of the HCR Agreement and the reversion of related royalties to us, at which time our obligations to share the royalties payable under the Secura Bio Agreement equally with Takeda shall be reinstated.
Eganelisib
Pursuant to the Takeda Agreement, we are obligated to pay Takeda up to $3.0 million in remaining success-based development milestone payments and up to $165.0 million in remaining regulatory and commercial-based milestone payments for one product candidate other than duvelisib, which could be eganelisib.

11. Strategic Agreements
We have worldwide development and commercialization rights to eganelisib, subject to certain obligations to our licensor, Takeda Pharmaceutical Company Limited, or Takeda, as described in more detail below. Additionally, we are obligated to pay Mundipharma International Corporation Limited, or Mundipharma, and Purdue Pharmaceutical Products L.P., or Purdue, a 4% royalty in the aggregate on worldwide net sales of products that were previously subject to our strategic alliance with Mundipharma and Purdue that was terminated in 2012. Such products include eganelisib; duvelisib, the PI3K delta and gamma inhibitor that we licensed to Verastem in 2016, the rights to which Verastem sold to Secura Bio in 2020; and
IPI-926,
or patidegib, part of the hedgehog inhibitor program we licensed to PellePharm in 2013, and which license is now held by
Sol-Gel.
We refer to such royalties as Trailing Mundipharma Royalties. After Mundipharma and Purdue have recovered approximately $260.0 million in royalty payments from all products that were previously subject to the strategic alliance, which represents the funding paid to us for research and development services performed by us under this strategic alliance, the Trailing Mundipharma Royalties will be reduced to a 1% royalty on net sales in the United States of such products. As of December 31, 2022, Mundipharma and Purdue have recovered $3.5 million.
PellePharm /
Sol-Gel
Technologies
In June 2013, we entered into a license agreement with PellePharm, under which we granted PellePharm exclusive global development and commercialization rights to our hedgehog inhibitor program, including patidegib. In January 2023, PellePharm announced that
Sol-Gel
acquired all rights and obligations under the license agreement. We refer to our license agreement with PellePharm as the
Sol-Gel
Agreement and products covered by the
Sol-Gel
Agreement as Hedgehog Products. We assessed this arrangement in accordance with ASC 606 and concluded that at the date of contract inception there was only one performance obligation, consisting of the license, which was satisfied at contract inception.
Under the
Sol-Gel
Agreement,
Sol-Gel
is obligated to pay us up to $9.0 million in remaining regulatory and commercial-based milestone payments through the first commercial sale of a Hedgehog Product.
Sol-Gel
is also obligated to pay us up to $37.5 million in success-based milestone payments upon the achievement of certain annual net sales thresholds, as well as a share of certain revenue received by
Sol-Gel
in the event that
Sol-Gel
sublicenses its rights under the
Sol-Gel
Agreement and tiered royalties on annual net sales of Hedgehog Products subject to specified conditions. The remaining milestones have not been recognized as they represent variable consideration that is constrained. In making this assessment, we considered numerous factors, including the fact that achievement of the milestones is outside of our control and contingent upon the future success of clinical trials,
Sol-Gel’s
actions, and the receipt of regulatory approval. As the single performance obligation was previously satisfied, all regulatory and commercial-based milestones will be recognized as revenue in full in the period in which the constraint is removed. Any consideration related to sales-based milestone payments, including royalties, will be recognized when the related sales occur as these amounts have been determined to relate predominantly to the license granted to
Sol-Gel
and therefore are recognized at the later of when the performance obligation is satisfied, or the related sales occur.

Sol-Gel
is also obligated to pay us tiered royalties on annual net sales of Hedgehog Products, which are subject to reduction after a certain aggregate funding threshold has been achieved. On January 8, 2020, we entered into the BVF Funding Agreement, as further described in Note 9, pursuant to which we sold our interest in all royalty payments based on worldwide annual net sales of the BVF Licensed Product, excluding Trailing Mundipharma Royalties related to patidegib.
Takeda
In July 2010, we entered into a development and license agreement with Intellikine, Inc., or Intellikine, under which we obtained rights to discover, develop and commercialize pharmaceutical products targeting the gamma and/or delta isoforms of PI3K, including eganelisib and duvelisib. In January 2012, Intellikine was acquired by Takeda. In December 2012, we amended and restated our development and license agreement with Takeda and further amended the agreement in July 2014, September 2016, July 2017, and March 2019. We refer to the amended and restated development and license agreement, as amended, as the Takeda Agreement.
Duvelisib
Pursuant to the Takeda Agreement, prior to March 4, 2019, we were obligated to share equally with Takeda all revenue arising from certain qualifying transactions for duvelisib, including the Secura Bio Agreement, subject to certain exceptions including revenue we receive as reimbursement for duvelisib research and development expenses. On March 4, 2019, we entered into the fourth amendment to the Takeda Agreement, or the Takeda Amendment. Pursuant to the Takeda Amendment, Takeda agreed (i) to the sale of certain royalty payments based on worldwide annual net sales of Licensed Products under the Secura Bio Agreement to HCR, (ii) to forego its rights to an equal share of the royalties due from Secura Bio during the term of the HCR Agreement, and (iii) not to seek any payment from HCR with respect to the royalties owed to Takeda. As consideration for the Takeda Amendment, we paid Takeda $6.7 million representing 25% of the $30.0 million in gross proceeds we received from the closing of the HCR Agreement, net of 25% of the expenses incurred by us in connection with the HCR Agreement. In addition, we agreed to pay Takeda 25% of the royalties that would have been payable to us by Secura Bio but for the consummation of the HCR Agreement, which we refer to as the Interim Obligation. During the years ended December 31, 2022 and 2021, we recognized $0.3 million and $0.2 million, respectively, of Interim Obligation amounts owed to Takeda as royalty expense.
We have the right to extinguish the Interim Obligation by payment to Takeda of an amount equal to (i) the $6.7 million payment multiplied by the multiple set forth in the table below corresponding to the time period in which such extinguishing payment is made, minus (ii) any payments made to Takeda pursuant to the Interim Obligation:

Time Period	Multiple
From the Takeda Amendment Effective Date until June 30, 2022	145%
From July 1, 2022 through June 30, 2023	155%
From July 1, 2023 through June 30, 2024	165%
From July 1, 2024 through June 30, 2025	175%
The Interim Obligation shall expire upon the termination of the HCR Agreement and the reversion of related royalties to us, at which time our obligations to share the royalties payable under the Secura Bio Agreement equally with Takeda shall be reinstated.
Eganelisib
Pursuant to the Takeda Agreement, we are obligated to pay Takeda $3.0 million in a remaining success-based development milestone payment and up to $165.0 million in remaining regulatory and commercial-based milestone payments for one product candidate other than duvelisib, which could be eganelisib.